Vanguard® Financials Index Fund
Schedule of Investments (unaudited)
As of November 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.8%)
Banks (35.6%)
	JPMorgan Chase & Co.	6,204,772	857,375
	Bank of America Corp.	15,301,886	579,176
	Wells Fargo & Co.	8,026,532	384,872
	Citigroup Inc.	4,098,949	198,430
	PNC Financial Services Group Inc.	868,505	146,135
	US Bancorp	2,988,026	135,626
	Truist Financial Corp.	2,809,747	131,524
	M&T Bank Corp.	371,260	63,122
	Fifth Third Bancorp	1,451,544	52,778
	First Republic Bank	386,540	49,326
	Huntington Bancshares Inc.	3,050,696	47,225
	Regions Financial Corp.	1,976,341	45,871
	Citizens Financial Group Inc.	1,048,650	44,442
	KeyCorp	1,973,267	37,117
*	SVB Financial Group	125,018	28,977
	First Horizon Corp.	1,133,558	28,169
	East West Bancorp Inc.	298,651	20,968
	First Citizens BancShares Inc. Class A	25,378	20,720
	Webster Financial Corp.	371,874	20,208
	Comerica Inc.	276,821	19,859
	Cullen/Frost Bankers Inc.	128,985	18,712
	Signature Bank	133,194	18,581
	Commerce Bancshares Inc.	228,735	17,137
	Zions Bancorp NA	318,620	16,511
	Western Alliance Bancorp	229,555	15,734
	Prosperity Bancshares Inc.	192,683	14,561
	SouthState Corp.	159,967	14,053
	Glacier Bancorp Inc.	234,051	13,552
	Pinnacle Financial Partners Inc.	161,123	13,517
	Synovus Financial Corp.	308,338	12,990
	United Bankshares Inc.	285,656	12,252
	Old National Bancorp	618,114	11,812
	Wintrust Financial Corp.	128,454	11,745
	Bank OZK	251,086	11,588
	Popular Inc.	158,528	11,576
	Valley National Bancorp	913,107	11,560
	Cadence Bank	385,042	11,105
	First Financial Bankshares Inc.	285,990	10,567
	Home BancShares Inc.	411,108	10,463
	FNB Corp.	739,584	10,428
	Hancock Whitney Corp.	181,680	9,963
	Umpqua Holdings Corp.	456,799	9,259

		Shares	Market Value ($000)
	Independent Bank Corp. (XNGS)	96,905	8,772
	United Community Banks Inc.	223,229	8,699
	CVB Financial Corp.	295,611	8,478
	First Interstate BancSystem Inc. Class A	191,711	8,362
	UMB Financial Corp.	97,081	8,302
	ServisFirst Bancshares Inc.	103,835	7,873
	Associated Banc-Corp.	318,788	7,842
	Community Bank System Inc.	114,337	7,448
	Pacific Premier Bancorp Inc.	200,918	7,424
	Ameris Bancorp	138,985	7,349
	First Hawaiian Inc.	269,133	7,145
	Cathay General Bancorp	148,740	6,912
	Bank of Hawaii Corp.	84,519	6,818
	BOK Financial Corp.	64,995	6,806
	Eastern Bankshares Inc.	339,215	6,652
	Fulton Financial Corp.	355,056	6,600
	PacWest Bancorp	250,112	6,533
*	Texas Capital Bancshares Inc.	105,618	6,336
	Simmons First National Corp. Class A	271,609	6,304
	International Bancshares Corp.	117,837	6,208
	First BanCorp (XNYS)	398,054	6,122
	BankUnited Inc.	165,053	6,061
	Atlantic Union Bankshares Corp.	158,187	5,643
	Columbia Banking System Inc.	165,367	5,632
	First Merchants Corp.	126,577	5,596
	First Financial Bancorp	202,405	5,350
	Independent Bank Group Inc.	78,387	5,169
	Park National Corp.	34,159	5,169
	Banner Corp.	72,661	5,131
	WesBanco Inc.	125,954	5,095
	Washington Federal Inc.	137,407	4,846
	Renasant Corp.	117,283	4,782
	Towne Bank	144,930	4,681
	Stock Yards Bancorp Inc.	61,337	4,540
	Trustmark Corp.	122,591	4,484
	Seacoast Banking Corp. of Florida	128,586	4,421
	Heartland Financial USA Inc.	88,927	4,339
	Lakeland Financial Corp.	53,795	4,248
	NBT Bancorp Inc.	90,855	4,194
	Enterprise Financial Services Corp.	74,860	3,918
	Northwest Bancshares Inc.	253,587	3,877
	BancFirst Corp.	37,847	3,858
	Veritex Holdings Inc.	113,595	3,710
	First Bancorp (XNGS)	75,119	3,653
	Westamerica BanCorp	57,349	3,541
	Hope Bancorp Inc.	253,519	3,453
	TriCo Bancshares	63,014	3,434
	FB Financial Corp.	80,127	3,430
	Sandy Spring Bancorp Inc.	94,692	3,297
	City Holding Co.	31,825	3,244
	Hilltop Holdings Inc.	107,697	3,209
	Eagle Bancorp Inc.	67,738	3,194
*	Bancorp Inc.	106,195	3,183
	Stellar Bancorp Inc.	93,880	3,174
	S&T Bancorp Inc.	82,302	3,080
	National Bank Holdings Corp. Class A	64,213	2,987
*	Triumph Bancorp Inc.	49,773	2,974
	OFG Bancorp	100,722	2,918

		Shares	Market Value ($000)
	OceanFirst Financial Corp.	124,064	2,898
	First Busey Corp.	110,085	2,870
	First Commonwealth Financial Corp.	194,566	2,864
	Berkshire Hills Bancorp Inc.	90,246	2,814
	Pathward Financial Inc.	61,375	2,672
	Heritage Financial Corp.	75,255	2,476
	Lakeland Bancorp Inc.	131,955	2,465
	Dime Community Bancshares Inc.	68,505	2,444
	Preferred Bank	31,507	2,382
	German American Bancorp Inc.	58,442	2,329
	Tompkins Financial Corp.	27,710	2,315
	Southside Bancshares Inc.	63,301	2,300
	Live Oak Bancshares Inc.	68,293	2,278
	Brookline Bancorp Inc.	159,973	2,275
*	Nicolet Bankshares Inc.	27,147	2,246
	1st Source Corp.	39,188	2,238
	Premier Financial Corp.	75,339	2,198
*	Customers Bancorp Inc.	65,244	2,105
	Banc of California Inc.	118,154	2,005
	ConnectOne Bancorp Inc.	73,930	1,940
	Heritage Commerce Corp.	129,852	1,845
	Origin Bancorp Inc.	44,921	1,838
	Washington Trust Bancorp Inc.	36,825	1,832
	QCR Holdings Inc.	34,777	1,830
*	Silvergate Capital Corp. Class A	66,613	1,827
	Peoples Bancorp Inc.	59,485	1,785
	Univest Financial Corp.	63,138	1,781
	Hanmi Financial Corp.	65,315	1,767
	First Bancorp Inc. (XNMS)	48,368	1,654
	Community Trust Bancorp Inc.	33,164	1,589
	Amerant Bancorp Inc.	53,823	1,586
	First Foundation Inc.	106,976	1,499
	HarborOne Bancorp Inc.	98,263	1,438
	Peapack-Gladstone Financial Corp.	34,787	1,434
	Horizon Bancorp Inc.	84,061	1,367
	Camden National Corp.	31,098	1,361
	First Mid Bancshares Inc.	38,691	1,341
*	Metropolitan Bank Holding Corp.	21,068	1,339
*	CrossFirst Bankshares Inc.	95,631	1,326
	Great Southern Bancorp Inc.	20,774	1,301
	Flushing Financial Corp.	61,100	1,275
	Cambridge Bancorp	14,293	1,271
	Bank of Marin Bancorp	34,959	1,255
	Arrow Financial Corp.	34,547	1,215
	Central Pacific Financial Corp.	56,756	1,203
	Midland States Bancorp Inc.	44,379	1,194
*	Coastal Financial Corp.	23,824	1,189
	First Community Bankshares Inc.	32,065	1,185
	First Financial Corp.	23,785	1,143
	Mercantile Bank Corp.	31,373	1,092
	HomeStreet Inc.	39,212	1,070
	Byline Bancorp Inc.	46,491	1,059
	Carter Bankshares Inc.	52,453	972
	SmartFinancial Inc.	30,740	922
	Republic Bancorp Inc. Class A	20,592	907
	Amalgamated Financial Corp.	33,600	896
	Capstar Financial Holdings Inc.	39,939	715
			3,604,503

		Shares	Market Value ($000)
Capital Markets (27.2%)
	Goldman Sachs Group Inc.	722,354	278,937
	S&P Global Inc.	720,949	254,351
	Charles Schwab Corp.	3,077,057	253,980
	Morgan Stanley	2,724,778	253,595
	BlackRock Inc.	319,152	228,513
	Blackstone Inc.	1,483,954	135,826
	CME Group Inc.	760,524	134,232
	Intercontinental Exchange Inc.	1,181,886	128,010
	Moody's Corp.	349,720	104,311
	MSCI Inc. Class A	170,255	86,461
	Ameriprise Financial Inc.	228,682	75,911
	Bank of New York Mellon Corp.	1,623,450	74,516
	State Street Corp.	777,543	61,947
	KKR & Co. Inc.	1,182,084	61,374
	T Rowe Price Group Inc.	477,344	59,625
	Nasdaq Inc.	731,120	50,052
	Raymond James Financial Inc.	410,726	48,014
	LPL Financial Holdings Inc.	168,976	39,998
	Northern Trust Corp.	419,005	39,013
	FactSet Research Systems Inc.	80,324	37,053
	Cboe Global Markets Inc.	224,169	28,434
	Ares Management Corp. Class A	327,734	25,691
	MarketAxess Holdings Inc.	79,780	21,375
	Franklin Resources Inc.	631,765	16,938
	Interactive Brokers Group Inc. Class A	206,690	16,597
	SEI Investments Co.	243,138	15,143
	Jefferies Financial Group Inc.	393,312	14,942
	Stifel Financial Corp.	224,850	14,447
	Tradeweb Markets Inc. Class A	228,143	14,022
	Invesco Ltd.	720,316	13,765
	Morningstar Inc.	54,043	13,248
	Carlyle Group Inc.	419,004	13,060
	Affiliated Managers Group Inc.	80,829	12,967
*,1	Coinbase Global Inc. Class A	262,042	11,983
	Houlihan Lokey Inc. Class A	105,035	10,330
	Evercore Inc. Class A	78,654	9,059
	Janus Henderson Group plc	297,526	7,524
	Federated Hermes Inc.	179,258	6,805
	Blue Owl Capital Inc. Class A	531,124	6,002
	Moelis & Co. Class A	136,313	5,891
	Hamilton Lane Inc. Class A	74,880	5,532
*	Robinhood Markets Inc. Class A	562,220	5,392
	Piper Sandler Cos.	36,932	5,306
	Artisan Partners Asset Management Inc. Class A	142,240	4,934
*	Focus Financial Partners Inc. Class A	123,341	4,707
	Virtu Financial Inc. Class A	186,419	4,135
	Cohen & Steers Inc.	57,170	3,787
	PJT Partners Inc. Class A	49,163	3,786
*	StoneX Group Inc.	36,083	3,661
	StepStone Group Inc. Class A	104,834	3,143
	Virtus Investment Partners Inc.	15,261	2,960
	BGC Partners Inc. Class A	657,916	2,836
	TPG Inc.	83,644	2,785
*,1	Freedom Holding Corp.	37,068	2,339
*	Blucora Inc.	91,461	2,291
*	Donnelley Financial Solutions Inc.	56,697	2,165
	Cowen Inc. Class A	54,383	2,102

		Shares	Market Value ($000)
*	Open Lending Corp. Class A	225,045	1,591
	B Riley Financial Inc.	32,833	1,442
	Brightsphere Investment Group Inc.	67,861	1,382
	WisdomTree Inc.	224,966	1,253
	Diamond Hill Investment Group Inc.	6,305	1,122
	Victory Capital Holdings Inc. Class A	35,655	1,034
	Perella Weinberg Partners Class A	90,201	863
	Bridge Investment Group Holdings Inc. Class A	56,103	856
	P10 Inc. Class A	83,226	851
	Associated Capital Group Inc. Class A	6,733	272
			2,756,469
Consumer Finance (4.8%)
	American Express Co.	1,349,029	212,594
	Capital One Financial Corp.	811,347	83,763
	Discover Financial Services	577,325	62,559
	Synchrony Financial	1,018,177	38,263
	Ally Financial Inc.	652,207	17,616
	OneMain Holdings Inc.	247,744	9,751
	SLM Corp.	530,899	9,270
	FirstCash Holdings Inc.	84,929	7,971
*	Credit Acceptance Corp.	13,610	6,451
*,1	SoFi Technologies Inc.	1,258,066	6,076
	Navient Corp.	300,011	4,971
	Bread Financial Holdings Inc.	106,579	4,373
*,1	Upstart Holdings Inc.	155,153	3,033
	Nelnet Inc. Class A	30,620	3,017
*	PRA Group Inc.	83,667	2,877
*	Enova International Inc.	67,583	2,726
*	Encore Capital Group Inc.	51,392	2,590
*	LendingClub Corp.	221,943	2,288
*	Green Dot Corp. Class A	103,465	2,109
*	PROG Holdings Inc.	106,931	2,105
*	LendingTree Inc.	23,135	554
*	World Acceptance Corp.	7,384	524
*	NerdWallet Inc. Class A	29,596	376
	Curo Group Holdings Corp.	37,180	133
			485,990
Diversified Financial Services (9.7%)
*	Berkshire Hathaway Inc. Class B	2,752,931	877,084
	Apollo Global Management Inc.	845,499	58,669
	Equitable Holdings Inc.	794,059	25,203
	Voya Financial Inc.	207,076	13,663
	Jackson Financial Inc. Class A	107,302	4,008
*	Cannae Holdings Inc.	153,897	3,566
[1]	Compass Diversified Holdings	137,255	2,685
	A-Mark Precious Metals Inc.	38,416	1,325
	Corebridge Financial Inc.	16,737	372
			986,575
Insurance (20.5%)
	Chubb Ltd.	883,678	194,047
	Marsh & McLennan Cos. Inc.	1,056,151	182,904
	Progressive Corp.	1,237,444	163,528
	Aon plc Class A (XNYS)	446,340	137,598
	MetLife Inc.	1,436,265	110,161
	American International Group Inc.	1,610,389	101,632
	Travelers Cos. Inc.	502,284	95,338
	Aflac Inc.	1,270,703	91,402

		Shares	Market Value ($000)
	Arthur J Gallagher & Co.	444,856	88,575
	Prudential Financial Inc.	786,996	85,019
	Allstate Corp.	571,610	76,539
	Willis Towers Watson plc	232,551	57,245
	Hartford Financial Services Group Inc.	683,558	52,203
	Principal Financial Group Inc.	527,106	47,271
*	Markel Corp.	28,621	37,918
	Cincinnati Financial Corp.	320,005	35,508
	W R Berkley Corp.	448,880	34,241
*	Arch Capital Group Ltd.	505,575	30,289
	Brown & Brown Inc.	507,403	30,236
	Everest Re Group Ltd.	83,250	28,133
	Loews Corp.	433,014	25,180
	Globe Life Inc.	195,709	23,477
	Fidelity National Financial Inc.	555,447	22,418
	American Financial Group Inc.	153,117	21,776
	Reinsurance Group of America Inc.	141,438	20,424
	Unum Group	423,029	17,843
	RenaissanceRe Holdings Ltd.	92,473	17,469
	Old Republic International Corp.	621,140	15,218
	Erie Indemnity Co. Class A	53,769	15,184
	Assurant Inc.	112,584	14,435
	Kinsale Capital Group Inc.	46,130	14,218
	Lincoln National Corp.	344,638	13,420
	Selective Insurance Group Inc.	127,376	12,243
	First American Financial Corp.	220,663	12,059
	Primerica Inc.	79,254	11,811
	RLI Corp.	86,105	11,200
	Hanover Insurance Group Inc.	75,518	11,124
	Axis Capital Holdings Ltd.	170,742	9,828
*	Brighthouse Financial Inc.	152,119	8,479
	Assured Guaranty Ltd.	124,712	8,302
	Kemper Corp.	134,482	7,655
	White Mountains Insurance Group Ltd.	5,423	7,369
*	Ryan Specialty Holdings Inc.	177,312	7,142
	American Equity Investment Life Holding Co.	157,601	6,384
	CNO Financial Group Inc.	243,604	5,720
*	Genworth Financial Inc. Class A	1,077,741	5,421
*	Enstar Group Ltd.	23,775	5,183
*	BRP Group Inc. Class A	128,033	3,846
*	Trupanion Inc.	72,600	3,795
*	Palomar Holdings Inc.	53,305	3,344
	Horace Mann Educators Corp.	85,450	3,297
	Safety Insurance Group Inc.	30,691	2,816
	Employers Holdings Inc.	57,523	2,673
	Stewart Information Services Corp.	56,918	2,519
	AMERISAFE Inc.	41,261	2,450
	ProAssurance Corp.	113,434	2,268
	Mercury General Corp.	58,156	2,110
	Argo Group International Holdings Ltd.	72,256	1,964
	James River Group Holdings Ltd.	80,485	1,933
*,1	Lemonade Inc.	92,984	1,846
*	Goosehead Insurance Inc. Class A	40,221	1,633
	United Fire Group Inc.	43,631	1,333
*	MBIA Inc.	95,593	1,215
*	SiriusPoint Ltd.	183,437	1,196
	National Western Life Group Inc. Class A	5,331	1,124
	HCI Group Inc.	16,029	600

		Shares	Market Value ($000)
	Donegal Group Inc. Class A	35,367	526
*	Hagerty Inc. Class A	52,073	475
*	Hippo Holdings Inc.	23,834	356
*	Oscar Health Inc. Class A	87,003	251
			2,074,339
Mortgage Real Estate Investment Trusts (REITs) (1.1%)
	Annaly Capital Management Inc.	989,852	21,450
	Starwood Property Trust Inc.	652,986	13,980
	AGNC Investment Corp.	1,103,757	11,027
	Rithm Capital Corp.	990,416	8,963
	Blackstone Mortgage Trust Inc. Class A	340,524	8,605
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	186,341	6,045
	Arbor Realty Trust Inc.	325,063	4,837
	Apollo Commercial Real Estate Finance Inc.	278,742	3,445
	Chimera Investment Corp.	488,433	3,346
	Two Harbors Investment Corp.	181,887	2,983
	PennyMac Mortgage Investment Trust	194,753	2,974
	Ready Capital Corp.	219,339	2,939
	Claros Mortgage Trust Inc.	163,722	2,829
	Ladder Capital Corp. Class A	245,838	2,729
	Franklin BSP Realty Trust Inc. REIT	176,671	2,579
	New York Mortgage Trust Inc.	812,363	2,283
	MFA Financial Inc. REIT	195,547	2,186
	Redwood Trust Inc.	241,922	1,911
	KKR Real Estate Finance Trust Inc.	107,169	1,774
	Ellington Financial Inc.	122,825	1,675
	ARMOUR Residential REIT Inc.	250,958	1,476
	Brightspire Capital Inc. Class A	203,566	1,454
	Ares Commercial Real Estate Corp.	107,754	1,343
	Dynex Capital Inc.	94,886	1,243
	Broadmark Realty Capital Inc.	279,717	1,138
	Invesco Mortgage Capital REIT	68,309	897
	TPG RE Finance Trust Inc.	112,143	831
[1]	Orchid Island Capital Inc. REIT	71,497	776
	Granite Point Mortgage Trust Inc.	111,359	714
			118,432
Thrifts & Mortgage Finance (0.9%)
	New York Community Bancorp Inc.	982,405	9,185
	Essent Group Ltd.	228,390	9,156
	MGIC Investment Corp.	639,770	8,784
	Radian Group Inc.	340,725	6,668
	WSFS Financial Corp.	134,117	6,506
*	Mr Cooper Group Inc.	143,771	6,493
	Walker & Dunlop Inc.	66,555	5,944
	PennyMac Financial Services Inc.	94,344	5,629
*	Axos Financial Inc.	114,520	4,593
	Flagstar Bancorp Inc.	113,616	4,265
*	NMI Holdings Inc. Class A	168,458	3,627
	Provident Financial Services Inc.	149,069	3,359
	Federal Agricultural Mortgage Corp. Class C	19,568	2,463
	Capitol Federal Financial Inc.	279,834	2,342
[1]	Rocket Cos. Inc. Class A	250,129	2,076
*	Columbia Financial Inc.	83,113	1,835
	TrustCo Bank Corp. NY	41,645	1,618
	Northfield Bancorp Inc.	92,587	1,477
	Kearny Financial Corp.	134,380	1,299
	Merchants Bancorp	36,279	928

		Shares	Market Value ($000)
	Hingham Institution for Savings	3,076	903
	Southern Missouri Bancorp Inc.	16,543	858
			90,008
Total Common Stocks (Cost $9,545,020)			10,116,316
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[2,3]	Vanguard Market Liquidity Fund, 3.877% (Cost $29,726)	297,354	29,733
Total Investments (100.1%) (Cost $9,574,746)			10,146,049
Other Assets and Liabilities—Net (-0.1%)			(13,539)
Net Assets (100.0%)			10,132,510
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $22,713,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $22,252,000 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Arch Capital Group Ltd.	8/31/23	BANA	16,475	(3.776)	—	(50)
1	Based on 1M USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
BANA—Bank of America, N.A.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of November 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	10,116,316	—	—	10,116,316
Temporary Cash Investments	29,733	—	—	29,733
Total	10,146,049	—	—	10,146,049
Derivative Financial Instruments
Liabilities
Swap Contracts	—	50	—	50